Digital Assets (Details) - Schedule of digital asset holdings - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Digital Assets (Details) - Schedule of digital asset holdings [Line Items]
Total		$ 27,587,328	$ 29,039,761
BTC [Member]
Digital Assets (Details) - Schedule of digital asset holdings [Line Items]
Total		15,796,147	28,846,587
ETH [Member]
Digital Assets (Details) - Schedule of digital asset holdings [Line Items]
Total	[1]	$ 11,791,181	$ 193,174

[1]	The ETH ending balance as of December 31, 2022 includes 16.3 rETH-H earned from the liquid staking activity described below.